12. Employee and Director Benefit Programs (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee And Director Benefit Programs Details 2
Service cost	$ 336	$ 430
Interest cost	65	89
Net periodic cost	$ 401	$ 519
Weighted average discount rate assumption used to determine benefit obligation	5.46%	5.43%